Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingent Liabilities [Abstract]
Schedule of Off-Balance Sheet Contractual Obligations

The following were the Company’s off-balance sheet contractual obligations as at December 31, 2025:

	2026	2027	2028	2029	2030	Thereafter	Total
Property leases	$1,203	$1,203	$1,203	$1,203	$1,203	$11,672	$17,687
Capital commitments	506,065	6,176	—	—	—	—	512,241
Other operating commitments	23,668	13,269	12,642	13,620	12,306	35,360	110,865
	$530,936	$20,648	$13,845	$14,823	$13,509	$47,032	$640,793